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                                              Rule 497(d)
                                              Reg. No. 333-45544



                              National Equity Trust
                  Forbes Semiconductor Index Trust Series Trust

                            Supplement to Prospectus
                              datd October 20, 2003

     Prudential   Investments   LLC,  as  successor  to  Prudential   Securities
Incorporated, has become portfolio supervisor for the Trust.